RELATED PARTIES (Tables)	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE

The fair value of the EBC founder shares was estimated at March 15, 2023. The Company used the following assumptions to estimate the fair value of EBC founder shares using Level 3 fair value measurements inputs at the measurement date:

Time to expiration	1.84
Risk-free rate	4.0%
Volatility	5.0%
Dividend yield	0.0%
Probability of completion of business combination	60.0%

SCHEDULE FAIR VALUE OF EARLY BIRD CAPITAL ASSUMPTION

The fair value of the EBC founder shares was estimated at March 15, 2023. The Company used the following assumptions to estimate the fair value of EBC founder shares using Level 3 fair value measurements inputs at the measurement date:

Time to expiration	1.84
Risk-free rate	4.0%
Volatility	5.0%
Dividend yield	0.0%
Expected likelihood of a successful business combination	60%